EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.5%
	AUSTRALIA — 5.5%
470,000	Evolution Mining Ltd.	$1,168,055
85,000	Newcrest Mining Ltd.	1,507,825
180,000	Northern Star Resources Ltd.	1,391,590
50,000	Sonic Healthcare Ltd.	1,180,481
630,000	Telstra Group Ltd.	1,802,660
		7,050,611
	BRAZIL — 4.9%
700,000	Ambev S.A. - ADR	2,184,000
250,000	B3 S.A. - Brasil Bolsa Balcao	787,726
550,000	Banco Bradesco S.A. - ADR	1,941,500
150,000	Itau Unibanco Holding S.A. - ADR	901,500
40,000	Vale S.A. - ADR	585,200
		6,399,926
	CANADA — 18.2%
45,000	Agnico Eagle Mines Ltd.	2,358,450
220,000	Alamos Gold, Inc. - Class A	2,717,000
350,000	Algonquin Power & Utilities Corp.	2,887,692
22,000	Bank of Nova Scotia	1,107,758
191,000	Barrick Gold Corp.	3,302,390
10,000	BCE, Inc.	431,940
60,000	Canadian Utilities Ltd. - Class A	1,494,199
400,000	Equinox Gold Corp. *	2,108,000
800,000	IAMGOLD Corp. *	2,176,000
15,000	Nutrien Ltd.	1,033,350
150,000	Pan American Silver Corp.	2,532,000
50,000	Power Corp. of Canada	1,416,547
		23,565,326
	FINLAND — 1.7%
160,000	Fortum Oyj	2,165,586
	FRANCE — 8.8%
35,000	Danone S.A.	2,136,943
206,000	Engie S.A.	3,377,539
15,000	Sanofi	1,601,265
40,000	TotalEnergies S.E. - ADR	2,434,000
55,000	Veolia Environnement S.A.	1,789,995
		11,339,742
	GERMANY — 6.2%
19,000	BASF S.E.	1,018,834

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
55,000	Bayer A.G.	$3,213,524
130,000	E.ON S.E.	1,644,475
15,000	Mercedes-Benz Group A.G.	1,198,021
7,000	SAP S.E.	957,449
		8,032,303
	ITALY — 3.1%
400,000	Enel S.p.A.	2,758,439
85,000	Eni S.p.A.	1,297,570
		4,056,009
	NEW ZEALAND — 1.2%
2,600,000	Kiwi Property Group Ltd.	1,534,066
	NORWAY — 5.1%
42,794	Aker BP A.S.A.	1,196,194
100,000	Austevoll Seafood A.S.A.	751,349
55,000	Equinor A.S.A. - ADR	1,687,400
150,000	Norsk Hydro A.S.A.	982,723
180,000	Telenor A.S.A.	1,926,967
		6,544,633
	SINGAPORE — 4.0%
50,000	DBS Group Holdings Ltd.	1,288,164
1,200,000	Singapore Telecommunications Ltd.	2,400,361
4,000,000	Starhill Global REIT - REIT	1,549,105
		5,237,630
	SOUTH KOREA — 0.8%
50,000	SK Telecom Co., Ltd. - ADR	1,003,500
	SPAIN — 6.1%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	1,585,487
55,000	Endesa S.A.	1,178,312
104,489	Iberdrola S.A.	1,304,533
85,000	Repsol S.A.	1,299,065
578,064	Telefonica S.A.	2,464,161
		7,831,558
	SWITZERLAND — 4.0%
20,000	Novartis A.G. - ADR	2,098,000
10,000	Roche Holding A.G.	3,102,855
		5,200,855

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 16.6%
75,000	BP PLC - ADR	$2,797,500
111,000	British American Tobacco PLC - ADR	3,738,480
55,000	GSK PLC	1,956,350
520,000	John Wood Group PLC *	986,345
18,000	Reckitt Benckiser Group PLC	1,348,614
60,000	Shell PLC - ADR	3,697,800
40,000	Unilever PLC - ADR	2,149,200
5,000,000	Vodafone Group PLC	4,776,052
		21,450,341
	UNITED STATES — 3.3%
40,000	Newmont Corp.	1,716,800
25,000	Philip Morris International, Inc.	2,493,000
		4,209,800
	TOTAL COMMON STOCKS
	(Cost $114,443,121)	115,621,886
	SHORT-TERM INVESTMENTS — 10.1%
12,959,026	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.891% [1]	12,959,026
	Total Short-Term Investments
	(Cost $12,959,026)	12,959,026
	TOTAL INVESTMENTS — 99.6%
	(Cost $127,402,147)	128,580,912
	Other Assets in Excess of Liabilities — 0.4%	565,653
	TOTAL NET ASSETS — 100.0%	$129,146,565

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.